Oct. 01, 2024
(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $17 million to $10.8 billion, as of June 30, 2024 and is expected to change frequently. Furthermore, we may use futures contracts in order to equitize cash.
We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.
We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Highest Quarter: December 31, 2020 +28.23% Lowest Quarter: March 31, 2020 -33.51% Year-to-date total return as of June 30, 2024 is +4.84%
Average Annual Total Returns for the periods ended 12/31/20231	[1]
(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund) | Smaller Company Securities Risk [Member]
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund) | Futures Contracts Risk [Member]
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund) | Growth/Value Investing Risk [Member]
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund) | Management Risk
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Disciplined Small Cap Fund) | R6
Calendar Year Total Returns for Class R6 as of 12/31 each year1
(Allspring U.S. Equity Funds - Class R6) | (Allspring Discovery Small Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[2]
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies; and
■	up to 15% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $17 million to $10.8 billion, as of June 30, 2024, and is expected to change frequently.
We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We view innovative companies as those that, among other characteristics, have the ability to advance new products or services through investment in research and development, that operate a business model that is displacing legacy industry incumbents, that are pursuing a large unmet need or total available market. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. An important criteria for “right side of change” companies is that they are benefiting from changes in technological, demographic, lifestyle, or environmental trends. We pay particular attention to how management teams allocate capital in order to drive future cash flow. This includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance.   Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Highest Quarter: June 30, 2020 +39.51% Lowest Quarter: June 30, 2022 -25.65% Year-to-date total return as of June 30, 2024 is +4.38%
Average Annual Total Returns for the periods ended 12/31/20231	[3]
(Allspring U.S. Equity Funds - Class R6) | (Allspring Discovery Small Cap Growth Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring U.S. Equity Funds - Class R6) | (Allspring Discovery Small Cap Growth Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring U.S. Equity Funds - Class R6) | (Allspring Discovery Small Cap Growth Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Discovery Small Cap Growth Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Discovery Small Cap Growth Fund) | Smaller Company Securities Risk [Member]
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring U.S. Equity Funds - Class R6) | (Allspring Discovery Small Cap Growth Fund) | Growth/Value Investing Risk [Member]
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Discovery Small Cap Growth Fund) | Management Risk
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Discovery Small Cap Growth Fund) | Class R6
Calendar Year Total Returns for Class R6 as of 12/31 each year1
(Allspring U.S. Equity Funds - Class R6) | (Allspring Special Small Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $17 million to $10.8 billion as of June 30, 2024, and is expected to change frequently.
We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Highest Quarter: December 31, 2020 +28.29% Lowest Quarter: March 31, 2020 -33.57% Year-to-date total return as of June 30, 2024 is +1.19%
Average Annual Total Returns for the periods ended 12/31/20231	[4]
(Allspring U.S. Equity Funds - Class R6) | (Allspring Special Small Cap Value Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring U.S. Equity Funds - Class R6) | (Allspring Special Small Cap Value Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring U.S. Equity Funds - Class R6) | (Allspring Special Small Cap Value Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Special Small Cap Value Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Special Small Cap Value Fund) | Smaller Company Securities Risk [Member]
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring U.S. Equity Funds - Class R6) | (Allspring Special Small Cap Value Fund) | Growth/Value Investing Risk [Member]
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Special Small Cap Value Fund) | Management Risk
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring U.S. Equity Funds - Class R6) | (Allspring Special Small Cap Value Fund) | Class R6
Calendar Year Total Returns for Class R6 as of 12/31 each year1

[1]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[2]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.